Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales (Note 7)	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Cost of sales (Notes 10, 12, 16, 19 and 24)	1,377,459	1,440,765	1,343,464
Selling, general and administrative expenses (Notes 3, 10, 12, 13, 16 and 24)	293,520	282,335	264,691
Impairment loss on long-lived assets (Note 24)	1,907	3,106	5,142
Other operating income (expenses), net (Note 24)	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Other expenses, net(Note 24)
Interest and dividend income (Note 7)	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net (Notes 3,6,19 and 21)	(3,040)	(2,726)	(1,138)
Total	(6,999)	(6,734)	(3,120)
Income before income taxes and equity in earnings of affiliated companies	204,603	249,609	219,809
Income taxes (Note 15)
Current	74,628	66,420	57,923
Deferred	(5,539)	8,050	6,783
Total	69,089	74,470	64,706
Income before equity in earnings of affiliated companies	135,514	175,139	155,103
Equity in earnings of affiliated companies	1,621	1,609	2,724
Net income	137,135	176,748	157,827
Less: Net income attributable to noncontrolling interests	10,814	9,707	7,075
Net income attributable to Komatsu Ltd.	¥ 126,321	¥ 167,041	¥ 150,752
Net income attributable to Komatsu Ltd.:
Basic	¥ 132.64	¥ 173.47	¥ 155.77
Diluted	¥ 132.51	¥ 173.32	¥ 155.66
Cash dividends per share	¥ 45.00	¥ 41.00	¥ 26.00